Supplement to the
Fidelity® Independence Fund
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold (lead portfolio manager) has managed the fund since September 2016.

Robert Bertelson (co-manager) has managed the fund since November 2006.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Robert Bertelson is co-manager of the fund, which he has managed since November 2006. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

FRE-16-01 1.717656.118	October 7, 2016

Supplement to the
Fidelity® Independence Fund
Class K
January 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold (lead portfolio manager) has managed the fund since September 2016.

Robert Bertelson (co-manager) has managed the fund since November 2006.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Jeffrey Feingold is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and portfolio manager.

Robert Bertelson is co-manager of the fund, which he has managed since November 2006. Since joining Fidelity Investments in 1991, Mr. Bertelson has worked as a research analyst and portfolio manager.

FRE-K-16-01 1.900385.105	October 7, 2016